                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05464

                  LINCOLN NATIONAL SOCIAL AWARENESS FUND, INC.
               (Exact name of registrant as specified in charter)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
               (Address of principal executive offices) (Zip code)

                            Elizabeth Frederick, Esq.
                     Lincoln National Life Insurance Company
                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
                     (Name and address of agent for service)

                        Copies of all communications to:
                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                              1775 Eye Street, N.W.
                              Washington, D.C. 2006

Registrant's telephone number, including area code: (260) 455-2000

Date of fiscal year end: December 31, 2002

Date of reporting period: January 1, 2002 through December 31, 2002

                             SOCIAL AWARENESS FUND

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln National
                               Social Awareness Fund, Inc.
                               Annual Report
                               December 31, 2002

LINCOLN NATIONAL SOCIAL AWARENESS FUND, INC.

INDEX

COMMENTARY
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
OFFICER/DIRECTOR INFORMATION

LINCOLN NATIONAL
SOCIAL AWARENESS FUND, INC.
ANNUAL PORTFOLIO COMMENTARY
For the year ended December 31, 2002

Managed by:

                                                     [DELAWARE INVESTMENTS LOGO]

The Lincoln National Social Awareness Fund had a return of -22.1% for the year ended December 31, 2002, while its style specific benchmark, the Russell 1000 Index*, returned -21.7% and the broader market index, the S&P 500 Index**, returned -22.1%.

For 2002, the markets declined for the third year in a row -- the first series of three consecutive years of decline in over 50 years, while the S&P 500 Index** decline was the index's worst return since 1972. Additionally, no sector within the Russell 1000 Index* had positive performance for the year.

The Fund's performance slightly lagged the performance of the Russell 1000 Index* for the year. Stock selection in the basic materials and business services sectors positively contributed to relative performance. This was offset by stock selection in the media and technology sectors.

Although U.S. equity markets performed strongly in the fourth quarter of 2002, much of the strength was in lower quality stocks that had, with hindsight, been oversold. We expect the current high level of volatility in stock prices to continue until investors are convinced that a sustained economic recovery has begun and corporate earnings concerns ease. However, the Federal Reserve's recent 50 basis point reduction in short-term interest rates, to levels not seen in 40 years, and improved prospects for further tax cuts, due to the Republican Party's victory in the mid-term Congressional elections, should both be interpreted positively by the equity markets. The hope is that this combination of fiscal and monetary easing will help stimulate increased economic activity in the U.S. in 2003. So, looking forward, we maintain a positive long-term view on both the economy and equity markets and thus remain committed to our process -- blending quantitative screening, fundamental research and portfolio risk control. At year end, the Fund held moderately overweight positions in the finance, health care and basic materials sectors relative to its benchmark, the Russell 1000 Index*.

J. Paul Dokas

Growth of $10,000 invested 1/1/93 through 12/31/02

(LINE GRAPH)

This chart illustrates, hypothetically, that $10,000 was invested in the Social Awareness Fund on 1/1/93. As the chart shows, by December 31, 2002, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $25,762. For comparison, look at how the S&P 500 Index and the Russell 1000 Index did over the same period. The same $10,000 investment would have grown to $24,497 and $24,073, respectively. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual return             Ended
on investment                     12/31/02
------------------------------------------
One Year                          -22.14%
------------------------------------------
Five Years                        - 2.21%
------------------------------------------
Ten Years                         + 9.93%
------------------------------------------

 * Russell 1000 Index - Measures the performance of the largest 1000 companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

** The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized unmanaged index of common stock prices.

                            Social Awareness Fund  1

LINCOLN NATIONAL
SOCIAL AWARENESS FUND, INC.

STATEMENT OF NET ASSETS
December 31, 2002

                                       Number        Market
COMMON STOCK - 98.51%                  of Shares     Value
-------------------------------------------------------------------
BANKING & FINANCE - 15.27%
-------------------------------------------------------------------
    American Express                       206,900   $    7,313,915
    AmSouth Bancorporation                 179,100        3,438,720
    Bank of America                        244,800       17,030,736
    Bank of New York                       116,300        2,786,548
    Bank One                               148,200        5,416,710
    Capital One Financial                   82,800        2,460,816
    Citigroup                              587,100       20,660,049
    Comerica                               108,400        4,687,216
    Countrywide Credit Industries           40,300        2,081,495
    Fannie Mae                             175,100       11,264,183
    Golden West Financial                   14,500        1,041,245
    Goldman Sachs Group                     19,100        1,300,710
    J.P. Morgan Chase & Company            276,000        6,624,000
    MBNA                                    72,750        1,383,705
    Mellon Financial                        87,400        2,282,014
    Merrill Lynch & Company                143,300        5,438,235
    Morgan Stanley Dean Witter             116,200        4,638,704
    Sun Trust Banks                         87,200        4,963,424
    U.S. Bancorp                           433,260        9,193,777
    Washington Mutual                      236,000        8,149,080
    Wells Fargo                            187,900        8,806,873
-------------------------------------------------------------------
                                                        130,962,155
BASIC INDUSTRY/CAPITAL GOODS - 8.20%
-------------------------------------------------------------------
+   American Standard                       46,300        3,293,782
    Emerson Electric                       140,200        7,129,170
    Gillette                               454,100       13,786,476
    Hillenbrand Industries                 116,700        5,637,777
    Ingersoll-Rand                         117,300        5,050,938
+   Lear                                    64,000        2,129,920
    Lubrizol                                60,500        1,845,250
    Martin Marietta Materials              123,800        3,795,708
    Matsushita Electric ADR                166,000        1,593,600
+   Pactiv                                 148,100        3,237,466
    Pentair                                143,900        4,971,745
    PerkinElmer                            481,700        3,974,025
    RPM International                      120,200        1,836,656
    Sigma-Aldrich                          108,100        5,264,470
    Sonoco Products                        115,100        2,639,243
    York International                     162,500        4,155,125
-------------------------------------------------------------------
                                                         70,341,351
BUSINESS SERVICES - 4.42%
-------------------------------------------------------------------
    Automatic Data Processing               92,500        3,630,625
+   Cendant                                447,300        4,687,704
+   Clear Channel Communications            93,270        3,478,038
    FedEx                                  166,800        9,043,896
+   Liberty Media Class A                  173,300        1,549,302
    Praxair                                104,900        6,060,073
+   Republic Services                      238,900        5,012,122
    ServiceMaster                          403,000        4,473,300
-------------------------------------------------------------------
                                                         37,935,060
COMPUTERS & TECHNOLOGY - 14.36%
-------------------------------------------------------------------
+   Activision                              52,300          763,057
    Adobe Systems                           75,800        1,888,178
+   Altera                                 194,900        2,405,066
+   Applied Materials                      209,800        2,733,694
+   Arrow Electronics                      125,600        1,606,424
+   Cadence Design Systems                 172,400        2,032,596
+   Cisco Systems                          893,200       11,700,920
+   Comverse Technology                    241,000        2,414,820
+   Dell Computer                          426,100       11,393,914
+   EMC                                    469,000        2,879,660

                                       Number        Market
COMPUTERS & TECHNOLOGY (CONT'D)        of Shares     Value
-------------------------------------------------------------------
    Hewlett-Packard                        280,001   $    4,860,817
    Intel                                  886,300       13,799,691
+   Lexmark International Group A           68,700        4,156,350
    Microchip Technology                    48,300        1,180,935
+   Microsoft                              572,100       29,577,570
    Nokia ADR                              348,600        5,403,300
+   Oracle                                 733,600        7,922,880
    Pitney Bowes                           126,000        4,115,160
+   Qualcomm                                90,600        3,296,934
    Scientific-Atlanta                     191,000        2,265,260
    Symbol Technologies                    364,600        2,997,012
    Texas Instruments                      252,400        3,788,524
-------------------------------------------------------------------
                                                        123,182,762
CONSUMER DURABLES - 2.16%
-------------------------------------------------------------------
+   American Axle & Manufacturing           31,000          726,020
    ArvinMeritor                           114,500        1,908,715
    Autoliv                                 41,800          874,874
    Delphi Automotive Systems              188,400        1,516,620
    Federal Signal                         221,400        4,299,588
    Philips Electronics                    207,900        3,675,672
    Pulte                                   18,900          904,743
    Sony ADR                               111,900        4,622,589
-------------------------------------------------------------------
                                                         18,528,821
CONSUMER NON-DURABLES - 13.51%
-------------------------------------------------------------------
+   Abercrombie & Fitch Class A             42,700          873,642
+   Best Buy                               126,200        3,047,730
+   BJ's Wholesale Club                     93,500        1,711,050
    Clorox                                 160,900        6,637,125
    Coca-Cola Enterprises                  224,900        4,884,828
+   Comcast Special Class A                225,180        5,086,816
    CVS                                    201,100        5,021,467
+   Del Monte Foods                         73,555          566,374
    Dial                                    87,300        1,778,301
    Ecolab                                 124,900        6,182,550
+   Federated Department Stores            171,800        4,940,968
    General Mills                           63,500        2,981,325
    Heinz (H.J.)                           164,700        5,413,689
    Home Depot                             466,100       11,167,756
    J.C. Penney                            137,300        3,159,273
    Kellogg                                174,900        5,993,823
+   Kohl's                                  69,500        3,888,525
+   Kroger                                 284,000        4,387,800
    Limited                                118,600        1,652,098
    Nike                                    44,800        1,992,256
    Nordstrom                              235,000        4,457,950
    Pepsi Bottling Group                   163,600        4,204,520
    Pier 1 Imports                          54,300        1,027,899
+   Safeway                                126,100        2,945,696
+   Saks                                   386,500        4,537,510
    Sears, Roebuck                         161,500        3,867,925
    Talbots                                 19,600          539,588
    Target                                  54,000        1,620,000
+   Williams & Sonoma                       62,700        1,702,305
    Winn-Dixie Stores                      224,100        3,424,248
    Wrigley, (Wm.) Jr.                      36,400        1,997,632
+   Yum! Brands                            172,000        4,165,840
-------------------------------------------------------------------
                                                        115,858,509
CONSUMER PRODUCTS - 1.15%
-------------------------------------------------------------------
+   Energizer Holdings                     148,600        4,145,940
    Newell Rubbermaid                      188,100        5,705,073
-------------------------------------------------------------------
                                                          9,851,013
CONSUMER SERVICES - 4.88%
-------------------------------------------------------------------
+   AOL Time Warner                        898,850       11,774,935
    Avery Dennison                          88,800        5,423,904
    Bemis                                   58,000        2,878,540

                            Social Awareness Fund  2

                                       Number        Market
CONSUMER SERVICES (CONT'D)             of Shares     Value
-------------------------------------------------------------------
    Block (H&R)                            105,900   $    4,257,180
+   Dun & Bradstreet                        48,400        1,669,316
    McDonald's                             390,600        6,280,848
    Walt Disney                            587,100        9,575,601
-------------------------------------------------------------------
                                                         41,860,324
ENERGY - 5.96%
-------------------------------------------------------------------
    Apache                                 141,350        8,055,537
+   BJ Services                            133,600        4,316,616
    Burlington Resources                   149,800        6,388,970
    EOG Resources                          151,500        6,047,880
    Equitable Resources                    184,400        6,461,376
+   Noble Corporation                      154,200        5,420,130
    Noble Energy                           150,100        5,636,255
    Questar                                153,200        4,262,024
+   Smith International                    139,400        4,547,228
-------------------------------------------------------------------
                                                         51,136,016
HEALTHCARE & PHARMACEUTICALS - 16.90%
-------------------------------------------------------------------
    Abbott Laboratories                    334,200       13,368,000
    Allergan                                47,600        2,742,712
    AmeriSourceBergen                       63,779        3,463,837
+   Amgen                                  136,300        6,588,742
    AstraZeneca ADR                        276,800        9,712,912
    Baxter International                   176,300        4,936,400
    Becton Dickinson                       138,200        4,241,358
    C.R. Bard                               41,100        2,383,800
    Cardinal Health                         96,207        5,694,492
    Eli Lilly                              494,400       31,394,400
+   Forest Laboratories                     24,800        2,435,856
+   Genentech                              117,100        3,883,036
+   Guidant                                166,200        5,127,270
    HCA                                    108,900        4,519,350
    Health Management Associates Class
      A                                    242,500        4,340,750
+   Henry Schein                            21,500          967,500
    IMS Health                             251,700        4,027,200
+   IVAX                                   236,775        2,872,081
    McKesson                               168,700        4,559,961
    Medtronic                               95,900        4,373,040
    Novartis ADR                           307,900       11,309,167
+   Steris                                  73,300        1,777,525
    Teleflex                               117,300        5,030,997
+   Tenet Healthcare                        98,650        1,617,860
+   Wellpoint Health Networks               49,100        3,493,956
-------------------------------------------------------------------
                                                        144,862,202
INSURANCE - 5.28%
-------------------------------------------------------------------
    Allstate                               245,600        9,084,744
    American International Group           207,650       12,012,553
    Brown & Brown                           48,700        1,573,984
    Cigna                                   73,900        3,038,768
    Fidelity National Financial            148,116        4,862,648
    John Hancock Financial Services         80,200        2,237,580
    MGIC Investment                         15,900          656,670
    MONY Group                             108,900        2,607,066
    Nationwide Financial Services
      Class A                               81,700        2,340,705
    Old Republic International              44,700        1,251,600
+   Travelers Property & Casualty           95,389        1,397,434
+   Travelers Property & Casualty
      Class B                               61,612          902,616
    UnumProvident                          187,700        3,292,258
-------------------------------------------------------------------
                                                         45,258,626
                                       Number        Market
REAL ESTATE - 2.06%                    of Shares     Value
-------------------------------------------------------------------
    AvalonBay Communities                   70,700   $    2,767,198
    Duke Realty                             62,500        1,590,625
    Equity Office Properties Trust         229,400        5,730,412
    Equity Residential Properties
      Trust                                 86,400        2,123,712
+   Host Marriott                          434,000        3,840,900
    Kimco Realty                            51,500        1,577,960
-------------------------------------------------------------------
                                                         17,630,807
TELECOMMUNICATIONS - 3.83%
-------------------------------------------------------------------
+   AT&T Wireless Services                 345,100        1,949,815
    BellSouth                              367,500        9,507,225
    CenturyTel                             146,700        4,310,046
    SBC Communications                     631,600       17,122,676
-------------------------------------------------------------------
                                                         32,889,762
TRANSPORTATION - 0.53%
-------------------------------------------------------------------
    Tidewater                              147,400        4,584,140
-------------------------------------------------------------------
                                                          4,584,140
-------------------------------------------------------------------
TOTAL COMMON STOCK
  (Cost $877,949,940)                                   844,881,548
-------------------------------------------------------------------

                                       Principal
DISCOUNT NOTES - 1.67%                 Amount
-------------------------------------------------------------------
Freddie Mac
  1.24% 2/12/03                        $ 1,440,000        1,437,917
  1.27% 1/7/03                          12,905,000       12,902,279
-------------------------------------------------------------------
TOTAL DISCOUNT NOTES
  (Cost $14,340,196)                                     14,340,196
-------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 100.18%
  (Cost $892,290,136)                                   859,221,744
-------------------------------------------------------------------
Liabilities Net of Receivables and
  Other Assets - (0.18%)                                 (1,576,059)
-------------------------------------------------------------------
NET ASSETS - 100.00%
(Equivalent to $19.875 per share based
  on 43,151,204 shares issued and
  outstanding)                                       $  857,645,685
-------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2002:
Common stock, par value $0.01 per
  share, 100,000,000 authorized shares               $1,139,057,075
Undistributed net investment income                       1,855,501
Accumulated net realized loss on
  investments                                          (250,198,499)
Net unrealized depreciation of
  investments                                           (33,068,392)
-------------------------------------------------------------------
TOTAL NET ASSETS                                     $  857,645,685
-------------------------------------------------------------------

+ Non-income producing security for the year ended December 31, 2002.

ADR - American Depositary Receipts

See accompanying notes to financial statements.

                            Social Awareness Fund  3

LINCOLN NATIONAL SOCIAL AWARENESS FUND, INC.

STATEMENT OF OPERATIONS
Year ended December 31, 2002

INVESTMENT INCOME:
  Dividends                                                   $  14,928,397
---------------------------------------------------------------------------
  Interest                                                          122,924
---------------------------------------------------------------------------
    TOTAL INVESTMENT INCOME                                      15,051,321
---------------------------------------------------------------------------
EXPENSES:
  Management fees                                                 3,702,427
---------------------------------------------------------------------------
  Accounting and administration fees                                403,096
---------------------------------------------------------------------------
  Printing and postage                                              158,422
---------------------------------------------------------------------------
  Professional fees                                                  46,035
---------------------------------------------------------------------------
  Custody fees                                                       45,651
---------------------------------------------------------------------------
  Directors' fees                                                     4,200
---------------------------------------------------------------------------
  Other                                                              72,879
---------------------------------------------------------------------------
                                                                  4,432,710
---------------------------------------------------------------------------
Less fees waived                                                   (188,776)
---------------------------------------------------------------------------
Less expenses paid indirectly                                        (9,488)
---------------------------------------------------------------------------
  TOTAL EXPENSES                                                  4,234,446
---------------------------------------------------------------------------
NET INVESTMENT INCOME                                            10,816,875
---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
---------------------------------------------------------------------------
  Net realized loss on investments                             (200,045,578)
---------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation of
  investments                                                   (82,552,056)
---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                (282,597,634)
---------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(271,780,759)
---------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                              Year ended          Year ended
                                                              12/31/02               12/31/01
                                                              ----------------------------------
Changes from operations:
  Net investment income                                       $   10,816,875      $   10,503,262
------------------------------------------------------------------------------------------------
  Net realized loss on investments                              (200,045,578)        (50,152,921)
------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation of
  investments                                                    (82,552,056)       (104,054,490)
------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            (271,780,759)       (143,704,149)
------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
  Net investment income                                           (9,366,013)         (8,554,730)
------------------------------------------------------------------------------------------------
  Net realized gain on investments                                        --        (338,348,979)
------------------------------------------------------------------------------------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS             (9,366,013)       (346,903,709)
------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
SHARE TRANSACTIONS                                              (136,010,819)        255,135,266
------------------------------------------------------------------------------------------------
  TOTAL DECREASE IN NET ASSETS                                  (417,157,591)       (235,472,592)
------------------------------------------------------------------------------------------------
Net assets, beginning of period                                1,274,803,276       1,510,275,868
------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                                     $  857,645,685      $1,274,803,276
------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                            Social Awareness Fund  4

LINCOLN NATIONAL SOCIAL AWARENESS FUND, INC.

FINANCIAL HIGHLIGHTS
(Selected data for each capital share outstanding throughout each period)

                                                             Year ended December 31,
                                           2002       2001         2000         1999         1998
                                           ------------------------------------------------------------
Net asset value, beginning of period       $ 25.810   $   37.208   $   44.292   $   40.283   $   35.657

Income (loss) from investment operations:
  Net investment income(1)                    0.233        0.227        0.267        0.319        0.367
  Net realized and unrealized gain (loss)
    on investments                           (5.951)      (2.822)      (3.549)       5.649        6.414
-------------------------------------------------------------------------------------------------------
  Total from investment operations           (5.718)      (2.595)      (3.282)       5.968        6.781
-------------------------------------------------------------------------------------------------------

Less dividends and distributions from:
  Net investment income                      (0.217)      (0.174)      (0.282)      (0.296)      (0.672)
  Net realized gain on investments               --       (8.629)      (3.520)      (1.663)      (1.483)
-------------------------------------------------------------------------------------------------------
  Total dividends and distributions          (0.217)      (8.803)      (3.802)      (1.959)      (2.155)
-------------------------------------------------------------------------------------------------------
  Net asset value, end of period           $ 19.875   $   25.810   $   37.208   $   44.292   $   40.283
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

Total return(2)                              (22.14%)      (9.50%)      (8.33%)      15.44%       19.89%

Ratios and supplemental data:
  Net assets, end of period (000 omitted)  $857,646   $1,274,803   $1,510,276   $1,946,179   $1,868,231
  Ratio of expenses to average net assets      0.40%        0.40%        0.38%        0.38%        0.38%
  Ratio of expenses to average net assets
    prior to fees waived and expenses paid
    indirectly                                 0.42%        0.40%        0.38%        0.38%        0.38%
  Ratio of net investment income to
    average net assets                         1.03%        0.75%        0.64%        0.79%        1.10%
  Ratio of net investment income to
    average net assets prior to fees
    waived and expenses paid indirectly        1.01%        0.75%        0.64%        0.79%        1.10%
  Portfolio turnover                             32%          49%          76%          24%          38%

(1) The average shares outstanding method has been applied for per share information.

(2) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

See accompanying notes to financial statements.

                            Social Awareness Fund  5

LINCOLN NATIONAL SOCIAL AWARENESS FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002
THE FUND: Lincoln National Social Awareness Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

SECURITY VALUATION: All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES: The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

OTHER: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended December 31, 2002, were approximately $9,488. The expense paid under the above arrangement is included under custodial fees on the Statement of Operations with the expense offset shown as "expenses paid indirectly".

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Effective May 1, 2002, Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

                            Social Awareness Fund  6

Prior to May 1, 2002, Vantage Investment Advisers (VIA), an affiliate of DMC, served as the investment manager to the Fund under identical terms.

During the year ended December 31, 2002, DMC and VIA contractually waived a portion of their management fees in the amount of $188,776. Effective January 1, 2003, this waiver was discontinued in connection with stockholder approval of the amended Management Agreement as discussed below on December 9, 2002.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, DMC has agreed to reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 2002.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums.

At December 31, 2002, the Fund had payables to affiliates as follows:

Management Fees Payable to DMC       $257,134
Accounting and Administration Fees
  Payable to DSC                       59,163

On December 9, 2002, stockholders of the Fund approved an amended Management Agreement between the Fund and DMC that is effective January 1, 2003. The Fund will incur additional fees and expenses under the new agreement because certain expenses relating to the administration of the Fund's affairs and the maintenance of the Fund's books and records will be paid by the Fund rather than the investment adviser.

In connection with the amended Management Agreement, the Board of Directors of the Fund approved an Administration Agreement with Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, dated January 1, 2003. Pursuant to the Administration Agreement, Lincoln Life will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

3. INVESTMENTS

For the year ended December 31, 2002, the Fund made purchases of $329,016,406 and sales of $463,124,220 of investment securities other than short-term investments. At December 31, 2002, the cost of investments for federal income tax purposes was $892,290,136. At December 31, 2002, net unrealized depreciation was $33,068,392, of which $120,309,323 related to unrealized appreciation of investments and $153,377,715 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. The tax character of dividends and distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                Year ended      Year ended
                                12/31/02        12/31/01
                                ----------------------------
Ordinary income                 $9,366,013      $ 21,473,270
Long-term capital gain                 --        325,430,439
                                ----------      ------------
Total                           $9,366,013      $346,903,709
                                ==========      ============

In addition, the Fund declared an ordinary income consent dividend of $1,543,893 for the year ended December 31, 2001. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

                            Social Awareness Fund  7

As of December 31, 2002, the components of net assets on a tax basis were as follows:

Shares of beneficial interest   $1,139,057,075
Undistributed ordinary income        1,855,501
Capital loss carryforwards        (250,198,499)
Unrealized depreciation of
  investments                      (33,068,392)
                                --------------
Net assets                      $  857,645,685
                                ==============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $13,009,416 expires in 2009 and $237,189,083 expires in 2010.

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                        Shares Issued Upon
                                                        Reinvestment of
                                Capital Shares          Dividends and               Capital Shares
                                Sold                    Distributions               Redeemed
                                ------------------------------------------------------------------------------
                                Shares    Amount        Shares       Amount         Shares       Amount
                                ------------------------------------------------------------------------------
Year ended December 31, 2002:   607,173   $13,861,020      478,761   $  9,366,013   (7,326,508)  $(159,237,852)
Year ended December 31, 2001:   790,708   $22,726,965   11,934,115   $346,903,709   (3,923,516)  $(114,495,408)


                                 Net Increase (Decrease)
                                 Resulting From Capital
                                 Share Transactions
                                 --------------------------
                                 Shares       Amount
                                 --------------------------
Year ended December 31, 2002:    (6,240,574)  $(136,010,819)
Year ended December 31, 2001:     8,801,307   $ 255,135,266

6. MARKET RISK

The Fund only invests in companies that meet its definition of "socially responsible" and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

7. LINE OF CREDIT

The Fund, along with certain other Lincoln National Mutual Funds (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the Agreement. Effective January 1, 2003, the Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at December 31, 2002, or at any time during the year.

8. TAX INFORMATION (UNAUDITED)

For the fiscal year ended December 31, 2002, the Fund designates distributions paid during the year as follows:

                               (A)             (B)
                               Long-Term       Ordinary        Total           (C)
                               Capital Gains   Income          Distributions   Qualifying(1)
                               Distributions   Distributions   (Tax Basis)     Dividends
                               -------------------------------------------------------------
                                    --            100%            100%              100%

Items (A) and (B) are based on a percentage of the Fund's total distributions.

Item (C) is based on a percentage of ordinary income of the Fund.

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

                            Social Awareness Fund  8

9. PROXY RESULTS (UNAUDITED)

Lincoln National Social Awareness Fund, Inc., shareholders voted on the following proposals at the special meeting of shareholders on December 9, 2002, or as adjourned. The resulting votes are presented below.

                                                                        Outstanding   Total        Percent   Percent    Percent
                                                                        Shares        Voted        For       Withheld   Abstained
                                                                        ---------------------------------------------------------
1.   To elect five Directors of the Fund to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal.
                John B. Borsch, Jr.                                     44,435,092    43,772,506   91.86%     6.65%       0.00%
                Kelly D. Clevenger                                      44,435,092    43,772,506   91.89%     6.62%       0.00%
                Nancy L. Frisby                                         44,435,092    43,772,506   92.01%     6.50%       0.00%
                Barbara S. Kowalczyk                                    44,435,092    43,772,506   91.81%     6.70%       0.00%
                Kenneth G. Stella                                       44,435,092    43,772,506   91.81%     6.70%       0.00%
                                                                        Outstanding   Total        Percent   Percent    Percent
                                                                        Shares        Voted        For       Against    Abstained
                                                                        ---------------------------------------------------------
2.   To approve a reorganization to change Fund from a Maryland
     corporation to a series of a Delaware business trust.              44,435,092    43,772,506   84.67%     9.23%       4.61%
3.   To approve a proposal that would permit the Fund to enter into or
     materially change sub-advisory agreements with sub-advisers        44,435,092    43,772,506   80.11%    13.89%       4.51%
     without obtaining stockholder approval.
4.   To approve a new investment management agreement between the Fund and their current investment adviser, Delaware Management
     Company, a series of Delaware Management Business Trust.           44,435,092    43,772,506   84.66%     9.14%       4.71%
5.   To approve the amendment of certain Fundamental Investment
     Restrictions.
     5A)  Amendment to Fundamental Restrictions on Concentration of
          Investments in the Same Industry.                             44,435,092    43,772,506   82.93%     9.32%       6.26%
     5B)  Amendment to Fundamental Restrictions on Borrowing Money and
          Issuing Senior Securities.                                    44,435,092    43,772,506   82.55%     9.66%       6.30%
     5C)  Amendment to Fundamental Restrictions on Underwriting.        44,435,092    43,772,506   82.79%     9.44%       6.28%
     5D)  Amendment to Fundamental Restrictions on Investments in Real
          Estate.                                                       44,435,092    43,772,506   82.94%     9.35%       6.22%
     5E)  Amendment to Fundamental Restrictions on Investments in
          Commodities or Commodity Issues.                              44,435,092    43,772,506   82.51%     9.71%       6.29%
     5F)  Amendment to Fundamental Restrictions on Lending.             44,435,092    43,772,506   82.59%     9.57%       6.35%
     5G)  Amendment to Fundamental Restrictions on Diversification.     44,435,092    43,772,506   82.91%     9.36%       6.24%
6.   To approve the elimination of certain Fundamental Investment
     Restrictions.
     6A)  Elimination of Fundamental Restrictions on Investments in
          Other Investment Companies.                                   44,435,092    43,772,506   79.91%    12.63%       5.97%
     6B)  Elimination of Fundamental Restrictions on Selling
          Securities Short.                                             44,435,092    43,772,506   79.58%    12.80%       6.13%
     6C)  Elimination of Fundamental Restrictions on Margin
          Transactions.                                                 44,435,092    43,772,506   79.30%    13.03%       6.18%
     6D)  Elimination of Fundamental Restrictions on Pledging Fund
          Assets.                                                       44,435,092    43,772,506   79.30%    12.94%       6.27%
     6E)  Elimination of Fundamental Restrictions on Illiquid and
          Restricted Securities.                                        44,435,092    43,772,506   79.49%    12.90%       6.12%
     6F)  Elimination of Fundamental Restrictions on Purchase of Put
          and Call Options.                                             44,435,092    43,772,506   79.56%    12.85%       6.10%
     6G)  Elimination of Fundamental Restrictions on Investments in
          Companies for the Purpose of Acquiring Control.               44,435,092    43,772,506   79.98%    12.61%       5.92%

                            Social Awareness Fund  9

LINCOLN NATIONAL SOCIAL AWARENESS FUND, INC.
REPORT OF INDEPENDENT AUDITORS
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
LINCOLN NATIONAL SOCIAL AWARENESS FUND, INC.

We have audited the accompanying statement of net assets of Lincoln National Social Awareness Fund, Inc. (the "Fund") as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Social Awareness Fund, Inc. at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

Philadelphia, Pennsylvania
February 7, 2003

                           Social Awareness Fund  10

OFFICER/DIRECTOR INFORMATION

Name, address and            Position(s) held     Term of office                                Number of
date of birth                with the funds       and length of      Principal                  funds in
                                                  time served        occupation(s)              fund complex
                                                                     during the past            overseen by
                                                                     five years                 Director
------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)        Chairman, President  Chairman since     Vice President, The            12
1300 S. Clinton Street       and Director         August 1995;       Lincoln National Life
Fort Wayne, IN 46802                              President and      Insurance Company. Vice
DOB: 07/25/52                                     Director since     President, Lincoln
                                                  November 1994      Retirement Services
                                                                     Company, LLC; Second Vice
                                                                     President, Lincoln Life &
                                                                     Annuity Company of New
                                                                     York

Barbara S. Kowalczyk         Director             Director since     Senior Vice President,         12
Centre Square, West Tower                         November 1993      Corporate Planning and
1500 Market St.,                                                     Development, Lincoln
Suite 3900                                                           National Corporation
Philadelphia, PA 19102                                               (insurance holding
DOB: 04/07/51                                                        company); Senior Vice
                                                                     President, Lincoln
                                                                     National Management
                                                                     Corporation

John B. Borsch, Jr.          Director             Director since     Retired; formerly              12
1300 S. Clinton Street                            December 1981      Associate Vice President,
Fort Wayne, IN 46802                                                 Investments, Northwestern
DOB: 06/09/33                                                        University

Nancy L. Frisby              Director             Director since     Vice President and Chief       12
1300 S. Clinton Street                            April 1992         Financial Officer, DeSoto
Fort Wayne, IN 46802                                                 Memorial Hospital;
DOB: 11/10/41                                                        formerly Chief Financial
                                                                     Officer, Bascom Palmer
                                                                     Eye Institute, University
                                                                     of Miami School of
                                                                     Medicine; formerly Vice
                                                                     President and Chief
                                                                     Financial Officer, St.
                                                                     Joseph Medical Center,
                                                                     Inc.

Kenneth G. Stella            Director             Director since     President, Indiana             12
1300 S. Clinton Street                            February 1998      Hospital & Health
Fort Wayne, IN 46802                                                 Association
DOB: 08/20/43

Frederick J. Crawford(1)     Vice President and   Vice President     Vice President and             N/A
Centre Square, West Tower,   Treasurer            and Treasurer      Treasurer, Lincoln
1500 Market Street,                               since January      National Corporation;
Suite 3900                                        2001               formerly President and
Philadelphia, PA 19102                                               Market Manager, Greater
DOB: 08/03/63                                                        Cincinnati Region, Bank
                                                                     One, N.A.

Cynthia A. Rose(1)           Secretary            Secretary since    Secretary and Assistant        N/A
1300 S. Clinton Street                            February 1995      Vice President, The
Fort Wayne, IN 46802                                                 Lincoln National Life
DOB: 04/24/54                                                        Insurance Company;
                                                                     formerly Assistant
                                                                     Secretary, Lincoln
                                                                     National Corporation

William P. Flory, Jr.(1)     Assistant Vice       Chief Accounting   Assistant Vice President,      N/A
1300 S. Clinton Street       President and Chief  Officer since May  The Lincoln National Life
Fort Wayne, IN 46802         Accounting Officer   2002               Insurance Company;
DOB: 09/02/61                                                        formerly Vice President,
                                                                     MetLife Investors;
                                                                     formerly Assistant Vice
                                                                     President, MetLife
                                                                     Investors; formerly
                                                                     Accounting Manager,
                                                                     Transamerica Life
                                                                     Companies

Steven M. Kluever(1)         Second Vice          Second Vice        Second Vice President,         N/A
1300 S. Clinton Street       President            President since    The Lincoln National Life
Fort Wayne, IN 46802                              August 1999;       Insurance Company; Second
DOB: 08/04/62                                     Assistant Vice     Vice President, Lincoln
                                                  President since    Life & Annuity Company of
                                                  August 1997        New York

Name, address and            Other directorships
date of birth                held by Director

---------------------------  -------------------------
Kelly D. Clevenger(1)        Lincoln Retirement
1300 S. Clinton Street       Services Company, LLC
Fort Wayne, IN 46802
DOB: 07/25/52

Barbara S. Kowalczyk         Lincoln National
Centre Square, West Tower    Management Corporation;
1500 Market St.,             The Lincoln National Life
Suite 3900                   Insurance Company;
Philadelphia, PA 19102       Lincoln Financial Group
DOB: 04/07/51                Foundation, Inc.; Lincoln
                             Life & Annuity Company of
                             New York; Lincoln
                             National (UK) PLC
                             (financial services
                             company)

John B. Borsch, Jr.          N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 06/09/33

Nancy L. Frisby              N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 11/10/41

Kenneth G. Stella            First National Bank &
1300 S. Clinton Street       Trust
Fort Wayne, IN 46802
DOB: 08/20/43

Frederick J. Crawford(1)     N/A
Centre Square, West Tower,
1500 Market Street,
Suite 3900
Philadelphia, PA 19102
DOB: 08/03/63

Cynthia A. Rose(1)           N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 04/24/54

William P. Flory, Jr.(1)     N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 09/02/61

Steven M. Kluever(1)         N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 08/04/62

------------------------

Additional information on the officers and directors can be found in the Statement of Additional Information ("SAI") to the Fund's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1) All of the executive officers are "interested persons" of the Fund, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Fund.

(2) The officers and directors are re-elected annually. The officers and directors hold their position with the Fund until retirement or resignation. The Bylaws of the Funds do not specify a term of office.

                           Social Awareness Fund  11

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LINCOLN NATIONAL SOCIAL AWARENESS FUND, INC. (Registrant)

By       /s/ Kelly D. Clevenger
    --------------------------------------------------------------
         Kelly D. Clevenger
         President
         (Signature and Title)

Date     March 7, 2003
     ----------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Kelly D. Clevenger
    --------------------------------
         Kelly D. Clevenger
         Chairman, President and Director
         (Signature and Title)

Date     March 7, 2003
     ----------------------



By       /s/ William P. Flory, Jr.
   ---------------------------------
         William P. Flory, Jr.
         Assistant Vice President and Chief Accounting Officer
         (Signature and Title)

Date     March 7, 2003
     -------------------------------